Document and Entity Information	Sep. 30, 2022
Entity Addresses [Line Items]
Document Type	8-K
Document Period End Date	Sep. 30, 2022
Entity Registrant Name	FORTITUDE LIFE INSURANCE & ANNUITY CO
Entity Incorporation, State or Country Code	AZ
Entity File Number	033-44202
Entity Tax Identification Number	06-1241288
Entity Address, Address Line One	Ten Exchange Place
Entity Address, Address Line Two	Suite 2210
Entity Address, City or Town	Jersey City
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07302
City Area Code	615
Local Phone Number	981-8801
Entity Information, Former Legal or Registered Name	Prudential Annuities Life Assurance Corporation
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000881453
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	One Corporate Drive
Entity Address, Address Line Two	Suite 2210
Entity Address, City or Town	Shelton
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06484